Consolidated statements of income - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue Table
Health care services	€ 3,317,308,000	€ 3,208,795,000
Health care products	815,249,000	766,834,000
Revenue	4,132,557,000	3,975,629,000
Costs of revenue:
Health care services	2,505,423,000	2,434,324,000
Health care products	361,846,000	338,556,000
Costs of revenue	2,867,269,000	2,772,880,000
Gross Profit	1,265,288,000	1,202,749,000
Operating (income) expenses:
Selling, general and administrative	715,157,000	678,777,000
(Gain) loss related to divestiture of Care Coordination activities	0	(13,103,000)
Research and development	33,614,000	31,897,000
Income from equity method investees	(20,033,000)	(17,904,000)
Operating income	536,550,000	496,876,000
Other (income) expense:
Interest income	(27,944,000)	(24,836,000)
Interest expense	135,792,000	107,769,000
Income before income taxes	428,702,000	413,943,000
Income tax expense	100,944,000	84,234,000
Net income	327,758,000	329,709,000
Net income attributable to noncontrolling interests	57,009,000	51,154,000
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 270,749,000	€ 278,555,000
Basic earnings per share (in dollars per share)	€ 0.88	€ 0.91
Fully diluted earnings per share (in dollars per share)	€ 0.88	€ 0.91